CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Changes in Shareholders' Equity (Unaudited) [Abstract]
ESOP shares earned (in shares)	3,125	3,125	12,500	11,645
Common stock dividends declared, per share (in dollars per share)	$ 0.03	$ 0.03	$ 0.12	$ 0.12